CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 209,140	$ 271,840	$ 1,631,653	$ 154,002
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage	20.00%
Accounts receivable	$ 36,099	$ 44,730
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage		42.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage			12.00%	69.00%
Accounts receivable			$ 19,471	$ 27,822
Purchase [Member] | Two Vendors [Member]
Concentration Risk, Percentage	65.00%	95.00%	86.00%	97.00%
Inventory purchases	$ 64,152	$ 0	$ 0	$ 0
Revenue [Member] | One Customer [Member]
Concentration Risk, Percentage				16.00%
Revenues				$ 24,914